Other equity - Summary of Share Based Payment Reserve (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Detailed Information About Reserve Of Share Based Payments Of Equity [line Items]
Beginning balance	₨ 1,161
Expense for the year	177	₨ 207	₨ 316
Repurchase of vested stock options	(646)
Ending balance	1,165	1,161
Share based payment reserve
Disclosure Of Detailed Information About Reserve Of Share Based Payments Of Equity [line Items]
Beginning balance	1,161	1,086
Expense for the year	177	207	316
Repurchase of vested stock options	(176)
Forfeiture of vested options	3	(132)
Ending balance	₨ 1,165	₨ 1,161	₨ 1,086